Deferred income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accruals and deferred income including contract liabilities [abstract]
Deferred income	$ 880	$ 1,415
Deferred income period	5 years
Deferred income classified as non-current	$ 345	875
Contract liabilities	$ 3,437	$ 5,412